Post-Employment Benefit Costs (Tables)	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Schedule of post employment benefits
A summary of the Company’s post-employment benefit costs during the years ended December 31, 2022 and 2021 is summarized below:

	Years Ended December 31

(in thousands)	2022	2021

Post-employment benefits

Supplemental Employee Retirement Plan (SERP)	$1,033	$1,014

Group RRSP	360	297

Total post-employment benefits	$1,393	$1,311